EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
EQUITY
NOTE 5 - EQUITY

Common Stock

The Company is authorized to issue 945,000,000 shares of Common Stock at $.00001 par value per share.

On November 30, 2018, the Company’s board of directors and custodian appointed, Bryan Glass as the Company’s President, Secretary and Treasurer and authorized the issuance of 12,000,000 shares of stock to Mr. Glass for an aggregate price of $120.

On March 26, 2021, the Company issued 116,667 in commitment shares for the issuance of a convertible note.

Total issued and outstanding shares as of March 31, 2021 is 12,624,678.

Preferred Stock

At March 31, 2021, the Company did not have any Preferred Stock authorized or issued. Note: See Subsequent Events.

The Company is authorized to issue 950,000,000 Common Shares at $.00001 par value per share.

On November 30, 2018, the Company’s board of directors and custodian appointed, Bryan Glass as the Company’s President, Secretary and Treasurer and authorized the issuance of 12,000,000 shares of stock to Mr. Glass for an aggregate price of $120.

Total issued and outstanding shares as of December 31, 2020 is 12,508,011.